Major Customers (Details Narrative) - Sales Revenue [Member]	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
No Major Customers [Member]
Concentrations of credit risk percentage
Unrelated Customer One [Member]
Concentrations of credit risk percentage		10.00%		21.00%
Unrelated Customer One [Member] | Maximum [Member]
Concentrations of credit risk percentage		16.00%
Unrelated Customer Two [Member]
Concentrations of credit risk percentage		15.00%		11.00%
Unrelated Customer Three [Member]
Concentrations of credit risk percentage				11.00%